Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 523,031	$ 448,196	$ 628,591
Cost of revenues		(195,680)	(67,041)	(157,763)
Gross profit		327,351	381,155	470,828
Operating expenses
Selling and marketing		(181,853)	(307,534)	(268,135)
General and administrative		(4,873,326)	(750,563)	(424,899)
Research and development		(459,135)	(93,324)	(84,474)
Total operating expenses		(5,514,314)	(1,151,421)	(777,508)
Loss from operations		(5,186,963)	(770,266)	(306,680)
Other Income, net
Government subsidy		22,270	108,309	48,168
Other (expense) income, net		66,309	23,198	(1,996)
Total other income, net		88,579	131,507	46,172
Loss) before income taxes		(5,098,384)	(638,759)	(260,508)
Income tax benefit (expense)			(21,829)	19,291
Net loss		(5,098,384)	(660,588)	(241,217)
Loss attributable to non-controlling interests		(483)
Net loss attributable to owners of the parent		(5,097,901)	(660,588)	(241,217)
Other Comprehensive (Loss)/Income
Net loss		(5,098,384)	(660,588)	(241,217)
Foreign currency translation adjustments, net of nil tax		12	(5,116)	(9,961)
Total comprehensive loss		$ (5,098,372)	$ (665,704)	$ (251,178)
Weighted average number of ordinary shares used in per share calculation: (in Shares)	[1]	16,037,397	12,721,233	12,000,000
Weighted average number of ordinary shares used in per share calculation: diluted (in Shares)	[1]	16,037,397	12,721,233	12,000,000
Net income (loss) per ordinary share – Basic (in Dollars per share)		$ (0.318)	$ (0.052)	$ (0.02)
Net income (loss) per ordinary share – Diluted (in Dollars per share)		$ (0.318)	$ (0.052)	$ (0.02)

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.